Segment Information - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Operating Segments [Line Items]
Long-lived assets	$ 424,377	$ 421,854	$ 15,208
Information about major customers	Company did not have any single customer whose revenue exceeded 10% of the total revenues
Overseas [Member]
Disclosure Of Operating Segments [Line Items]
Long-lived assets	$ 3,746	$ 3,234